Business Segments (Tables)	12 Months Ended
Dec. 31, 2018
Reportable Segment Information

	State Transcos	AEPTCo Parent		Reconciling Adjustments		AEPTCo Consolidated
2018	(in millions)
Revenues from:
External Customers	$177.0	$—		$—		$177.0
Sales to AEP Affiliates	598.9	—		—		598.9
Other Revenues	0.2	—		—		0.2
Total Revenues	$776.1	$—		$—		$776.1

Depreciation and Amortization	$133.9	$—		$—		$133.9
Interest Income	1.3	104.6		(103.4)	(a)	2.5
Allowance for Equity Funds Used During Construction	70.6	—		—		70.6
Interest Expense	83.2	103.4		(103.4)	(a)	83.2
Income Tax Expense	83.9	0.2		—		84.1

Net Income	$314.9	$1.0	(b)	$—		$315.9

Gross Property Additions	$1,570.8	$—		$—		$1,570.8

Total Transmission Property	$8,268.1	$—		$—		$8,268.1
Accumulated Depreciation and Amortization	271.9	—		—		271.9
Total Transmission Property - Net	$7,996.2	$—		$—		$7,996.2

Notes Receivable - Affiliated	$—	$2,823.0		$(2,823.0)	(c)	$—

Total Assets	$8,406.8	$2,857.1	(d)	$(2,869.8)	(e)	$8,394.1

Total Long-Term Debt	$2,850.0	$2,823.0		$(2,850.0)	(c)	$2,823.0

	State Transcos (f)	AEPTCo Parent		Reconciling Adjustments		AEPTCo Consolidated (f)
2017	(in millions)
Revenues from:
External Customers	$138.0	$—		$—		$138.0
Sales to AEP Affiliates	568.1	—		—		568.1
Other Revenues	0.8	—		—		0.8
Total Revenues	$706.9	$—		$—		$706.9

Depreciation and Amortization	$95.7	$—		$—		$95.7
Interest Income	0.7	82.9		(82.4)	(a)	1.2
Allowance for Equity Funds Used During Construction	49.0	—		—		49.0
Interest Expense	70.2	82.4		(82.4)	(a)	70.2
Income Tax Expense	142.0	0.2		—		142.2

Net Income	$270.4	$0.3	(b)	$—		$270.7

Gross Property Additions	$1,522.5	$—		$—		$1,522.5

Total Transmission Property	$6,770.5	$—		$—		$6,770.5
Accumulated Depreciation and Amortization	152.6	—		—		152.6
Total Transmission Property - Net	$6,617.9	$—		$—		$6,617.9

Notes Receivable - Affiliated	$—	$2,550.4		$(2,550.4)	(c)	$—

Total Assets	$7,086.9	$2,590.1	(d)	$(2,594.9)	(e)	$7,082.1

Total Long-Term Debt	$2,575.0	$2,550.4		$(2,575.0)	(c)	$2,550.4

	State Transcos	AEPTCo Parent		Reconciling Adjustments		AEPTCo Consolidated
2016	(in millions)
Revenues from:
External Customers	$110.4	$—		$—		$110.4
Sales to AEP Affiliates	367.5	—		—		367.5
Other	0.1	—		—		0.1
Total Revenues	$478.0	$—		$—		$478.0

Depreciation and Amortization	$65.9	$—		$—		$65.9
Interest Income	0.1	57.8		(57.5)	(a)	0.4
Allowance for Equity Funds Used During Construction	52.3	—		—		52.3
Interest Expense	45.6	57.9		(57.5)	(a)	46.0
Income Tax Expense (Benefit)	94.4	(0.3)		—		94.1

Net Income (Loss)	$193.3	$(0.6)	(b)	$—		$192.7

Gross Property Additions	$1,166.0	$—		$—		$1,166.0

Total Assets	$5,337.5	$1,987.7	(d)	$(1,975.4)	(e)	$5,349.8

(a)	Elimination of intercompany interest income/interest expense on affiliated debt arrangement.

(b)	Includes elimination of AEPTCo Parent’s equity earnings in the State Transcos.

(c)	Elimination of intercompany debt.

(d)	Includes elimination of AEPTCo Parent’s investments in the State Transcos.

(e)	Primarily relates to elimination of Notes Receivable from the State Transcos.

(f)
The amounts presented reflect the revisions made to AEPTCo’s previously issued financial statements. See the “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.

	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	Corporate and Other (a)		Reconciling Adjustments		Consolidated
	(in millions)
2018
Revenues from:
External Customers	$9,556.7	$4,552.3	$248.6	$1,818.1	$20.0		$—		$16,195.7
Other Operating Segments	88.8	100.8	555.5	122.2	75.1		(942.4)		—
Total Revenues	$9,645.5	$4,653.1	$804.1	$1,940.3	$95.1		$(942.4)		$16,195.7

Asset Impairments and Other Related Charges	$3.4	$—	$—	$47.7	$19.5		$—		$70.6
Depreciation and Amortization	1,316.2	734.1	137.8	41.0	0.4		57.1	(b)	2,286.6
Interest and Investment Income	11.7	4.2	2.5	13.1	31.0		(50.9)		11.6
Carrying Costs Income (Expense)	5.3	1.7	(0.4)	—	—		—		6.6
Interest Expense	567.8	248.1	90.7	14.9	122.6		(59.7)	(b)	984.4
Income Tax Expense (Benefit)	5.7	42.4	95.3	(49.2)	21.1		—		115.3

Net Income (Loss)	$995.5	$527.4	$373.0	$134.7	$(99.3)		$—		$1,931.3

Gross Property Additions	$2,282.2	$2,162.4	$1,614.1	$289.7	$16.3		$(39.2)		$6,325.5

Total Property, Plant and Equipment	$45,365.1	$18,126.7	$8,659.5	$893.3	$395.2		$(354.6)	(b)	$73,085.2
Accumulated Depreciation and Amortization	13,822.5	3,833.7	282.8	47.0	186.6		(186.5)	(b)	17,986.1
Total Property, Plant and Equipment – Net	$31,542.6	$14,293.0	$8,376.7	$846.3	$208.6		$(168.1)	(b)	$55,099.1

Total Assets	$38,874.3	$17,083.4	$9,543.7	$1,979.7	$4,036.5	(c)	$(2,714.8)	(b) (d)	$68,802.8

Investments in Equity Method Investees	$39.6	$2.9	$750.9	$26.7	$26.1		$—		$846.2

Long-term Debt Due Within One Year:
Nonaffiliated	$1,066.3	$549.1	$85.0	$0.1	$(2.0)	(e)	$—		$1,698.5

Long-term Debt:
Affiliated	50.0	—	—	32.2	—		(82.2)		—
Nonaffiliated	11,442.7	5,048.8	2,888.6	(0.3)	2,268.4	(e)	—		21,648.2

Total Long-term Debt	$12,559.0	$5,597.9	$2,973.6	$32.0	$2,266.4		$(82.2)		$23,346.7

	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	Corporate and Other (a)		Reconciling Adjustments		Consolidated
	(in millions)
2017
Revenues from:
External Customers	$9,095.1	$4,328.9	$178.4	$1,771.4	$51.1		$—		$15,424.9
Other Operating Segments	96.9	90.4	588.3	103.7	69.7		(949.0)		—
Total Revenues	$9,192.0	$4,419.3	$766.7	$1,875.1	$120.8		$(949.0)		$15,424.9

Asset Impairments and Other Related Charges	$33.6	$—	$—	$53.5	$—		$—		$87.1
Depreciation and Amortization	1,142.5	667.5	102.2	24.2	0.3		60.5	(b)	1,997.2
Interest and Investment Income	6.8	7.7	1.2	10.3	23.3		(33.3)		16.0
Carrying Costs Income (Expense)	15.2	3.6	(0.2)	—	—		—		18.6
Interest Expense	540.0	244.1	72.8	18.5	63.9		(44.3)	(b)	895.0
Income Tax Expense	425.6	127.2	189.8	189.7	37.4		—		969.7

Net Income (Loss)	$803.3	$636.4	$355.6	$166.0	$(32.4)		$—		$1,928.9

Gross Property Additions	$2,343.2	$1,558.4	$1,542.8	$328.5	$15.6		$(90.4)		$5,698.1

Total Property, Plant and Equipment	$43,294.4	$16,371.2	$7,110.2	$644.6	$374.5		$(366.4)	(b)	$67,428.5
Accumulated Depreciation and Amortization	13,153.4	3,768.3	176.6	75.0	180.6		(186.9)	(b)	17,167.0
Total Property, Plant and Equipment – Net	$30,141.0	$12,602.9	$6,933.6	$569.6	$193.9		$(179.5)	(b)	$50,261.5

Total Assets	$37,579.7	$16,060.7	$8,141.8	$2,009.8	$3,959.1	(c)	$(3,022.0)	(b) (d)	$64,729.1

Investments in Equity Method Investees	$37.1	$1.5	$742.9	$16.6	$14.2		$—		$812.3

Long-term Debt Due Within One Year:
Nonaffiliated	$1,038.1	$663.1	$50.0	$—	$2.5		$—		$1,753.7

Long-term Debt:
Affiliated	50.0	—	—	32.2	—		(82.2)		—
Nonaffiliated	10,801.4	4,705.4	2,631.3	(0.3)	1,281.8		—		19,419.6

Total Long-term Debt	$11,889.5	$5,368.5	$2,681.3	$31.9	$1,284.3		$(82.2)		$21,173.3

	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	Corporate and Other(a)		Reconciling Adjustments		Consolidated
	(in millions)
2016
Revenues from:
External Customers	$9,012.4	$4,328.3	$145.9	$2,858.7	$34.8		$—		$16,380.1
Other Operating Segments	79.5	94.1	366.9	127.3	70.3		(738.1)		—
Total Revenues	$9,091.9	$4,422.4	$512.8	$2,986.0	$105.1		$(738.1)		$16,380.1

Asset Impairments and Other Related Charges	$10.5	$—	$—	$2,257.3	$—		$—		$2,267.8
Depreciation and Amortization	1,073.8	649.9	67.1	154.6	0.2		16.7	(b)	1,962.3
Interest and Investment Income	4.8	14.8	0.4	1.4	11.8		(16.9)		16.3
Carrying Costs Income (Expense)	10.5	20.0	(0.3)	—	—		(14.0)		16.2
Interest Expense	522.1	256.9	50.3	35.8	40.5		(28.4)	(b)	877.2
Income Tax Expense (Benefit)	397.3	205.1	134.1	(666.5)	(143.7)		—		(73.7)

Income (Loss) from Continuing Operations	984.0	482.1	269.3	(1,198.0)	83.1		—		620.5
Income (Loss) from Discontinued Operations, Net of Tax	—	—	—	—	(2.5)		—		(2.5)

Net Income (Loss)	$984.0	$482.1	$269.3	$(1,198.0)	$80.6		$—		$618.0

Gross Property Additions	$2,237.0	$1,058.3	$1,265.8	$336.2	$9.8		$(18.1)		$4,889.0

Total Assets	$37,428.3	$14,802.4	$6,384.8	$3,386.1	$3,883.4	(c)	$(2,417.3)	(b) (d)	$63,467.7

(a)
Corporate and Other primarily includes the purchasing of receivables from certain AEP utility subsidiaries. This segment also includes Parent’s guarantee revenue received from affiliates, investment income, interest income, interest expense and other nonallocated costs.

(b)	Includes eliminations due to an intercompany capital lease.

(c)	Includes elimination of AEP Parent’s investments in wholly-owned subsidiary companies.

(d)	Reconciling Adjustments for Total Assets primarily include elimination of intercompany advances to affiliates and intercompany accounts receivable.

(e)	Amounts reflect the impact of fair value hedge accounting. See “Accounting for Fair Value Hedging Strategies” section of Note 10 for additional information.